Going Concern - Additional Information (Detail) - RUB (₽) ₽ in Millions		1 Months Ended
	Apr. 21, 2020	Apr. 30, 2020	Dec. 31, 2020
Disclosure of going concern [line items]
Percentage of stock granted for sale		51.00%
Amount of groups total liabilities exceeded total assets			₽ 230,671
Borrowings, maturity		March 2027 with the option of further extension by three years more if the extension conditions are met
On demand			310,522
Long-term debt classified as short-term debt			₽ 248,667
Other non-current financial liabilities		₽ 49,418
Consideration paid by the buyer	₽ 89,000	₽ 89,000